Financial assets and liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets and liabilities at fair value through profit or loss (Tables) [Abstract]
Financial assets at fair value through profit or loss

a)     Financial assets at fair value through profit or loss

R$ thousand
On December 31
2018
Financial assets (1)
Brazilian government securities	206,756,050
Bank debt securities	10,164,454
Corporate debt and marketable equity securities	9,303,942
Mutual funds	3,657,393
Brazilian sovereign bonds	659,603
Foreign governments securities	849,114
Derivative financial instruments	14,770,594
Total	246,161,150

Maturity

b)    Maturity

R$ thousand
On December 31
2018
Maturity of up to one year	12,471,625
Maturity of one to five years	164,553,949
Maturity of five to 10 years	56,868,688
Maturity of over 10 years	5,121,915
Maturity not stated	7,144,973
Total	246,161,150

Liabilities at fair value through profit or loss	c) Liabilities at fair value through profit or loss
R$ thousand
On December 31
2018
Derivative financial instruments	16,152,087
Total	16,152,087